Johnson Mutual Funds Trust
3777 West Fork road
cincinnati, oh 45247

September 13, 2021

Securities & Exchange Commission
Division of Investment Management
Washington, D.C. 20549

Re:	Johnson Mutual Funds Trust

(File Nos. 33-52970 and 811-7254)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Johnson Mutual Funds Trust, on behalf of the Johnson Core Plus Bond Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Johnson Core Plus Bond Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the prospectuses contained in Post-Effective Amendment No. 57 under the 1933 Act and Amendment No. 58 under the 1940 Act, the text of which was filed electronically on September 7, 2021.

Please contact me at 513-661-3100 with any questions.

Very truly yours,

/s/
Marc E. Figgins
Treasurer